Pension and other post-retirement benefits (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Plan assets measured at fair value on a recurring basis
End of the measurement period	19,511	17,919
Defined benefit pension plans | Level 1
Plan assets measured at fair value on a recurring basis
End of the measurement period	7,053	6,524
Defined benefit pension plans | Level 2
Plan assets measured at fair value on a recurring basis
End of the measurement period	8,620	9,255
Defined benefit pension plans | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,140	1,936
Transfers In	1,380	150
Transfers Out	(7)	(148)
On assets still held at reporting date	98	94
On assets sold during the period	16	7
Purchases, sales, settlements	180	118
Foreign currency translation impact	31	(17)
End of the measurement period	3,838	2,140
Defined benefit pension plans | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	177	71
Transfers In	2	1
Transfers Out	0	(1)
On assets still held at reporting date	(13)	5
On assets sold during the period	17	0
Purchases, sales, settlements	65	103
Foreign currency translation impact	19	(2)
End of the measurement period	267	177
Defined benefit pension plans | Level 3 | Real estate
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,219	1,169
Transfers In	0	0
Transfers Out	(2)	0
On assets still held at reporting date	32	52
On assets sold during the period	0	0
Purchases, sales, settlements	3	0
Foreign currency translation impact	11	(2)
End of the measurement period	1,263	1,219
Defined benefit pension plans | Level 3 | Real estate - direct
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,123	1,078
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	23	45
On assets sold during the period	0	0
Purchases, sales, settlements	0	0
Foreign currency translation impact	0	0
End of the measurement period	1,146	1,123
Defined benefit pension plans | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	96	91
Transfers In	0	0
Transfers Out	(2)	0
On assets still held at reporting date	9	7
On assets sold during the period	0	0
Purchases, sales, settlements	3	0
Foreign currency translation impact	11	(2)
End of the measurement period	117	96
Defined benefit pension plans | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	744	696
Transfers In	1,378	149
Transfers Out	(5)	(147)
On assets still held at reporting date	79	37
On assets sold during the period	(1)	7
Purchases, sales, settlements	112	15
Foreign currency translation impact	1	(13)
End of the measurement period	2,308	744
Defined benefit pension plans | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	607	666
Transfers In	0	0
Transfers Out	(1)	(147)
On assets still held at reporting date	40	45
On assets sold during the period	0	1
Purchases, sales, settlements	46	47
Foreign currency translation impact	0	(5)
End of the measurement period	692	607
Defined benefit pension plans | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	3	30
Transfers In	953	2
Transfers Out	0	0
On assets still held at reporting date	(10)	(3)
On assets sold during the period	(1)	2
Purchases, sales, settlements	65	(27)
Foreign currency translation impact	1	(1)
End of the measurement period	1,011	3
Defined benefit pension plans | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	134	0
Transfers In	425	147
Transfers Out	(4)	0
On assets still held at reporting date	49	(5)
On assets sold during the period	0	4
Purchases, sales, settlements	1	(5)
Foreign currency translation impact	0	(7)
End of the measurement period	605	134
Defined benefit pension plans - Switzerland
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	14,912	14,340
Foreign currency translation impact	0	0
End of the measurement period	15,635	14,912
Defined benefit pension plans - Switzerland | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	3,360	3,393
Defined benefit pension plans - Switzerland | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	3,022	2,998
Defined benefit pension plans - Switzerland | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	338	395
Defined benefit pension plans - Switzerland | Real estate
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,680	1,689
Defined benefit pension plans - Switzerland | Real estate - direct
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,146	1,123
Defined benefit pension plans - Switzerland | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	534	566
Defined benefit pension plans - Switzerland | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,845	1,915
Defined benefit pension plans - Switzerland | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	692	607
Defined benefit pension plans - Switzerland | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	953	1,086
Defined benefit pension plans - Switzerland | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,200	222
Defined benefit pension plans - Switzerland | Level 1
Plan assets measured at fair value on a recurring basis
End of the measurement period	6,457	5,974
Defined benefit pension plans - Switzerland | Level 1 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	421	415
Defined benefit pension plans - Switzerland | Level 1 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	83	20
Defined benefit pension plans - Switzerland | Level 1 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	338	395
Defined benefit pension plans - Switzerland | Level 1 | Real estate
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Real estate - direct
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	508	0
Defined benefit pension plans - Switzerland | Level 1 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	508	0
Defined benefit pension plans - Switzerland | Level 2
Plan assets measured at fair value on a recurring basis
End of the measurement period	5,782	7,076
Defined benefit pension plans - Switzerland | Level 2 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,939	2,978
Defined benefit pension plans - Switzerland | Level 2 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,939	2,978
Defined benefit pension plans - Switzerland | Level 2 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 2 | Real estate
Plan assets measured at fair value on a recurring basis
End of the measurement period	534	564
Defined benefit pension plans - Switzerland | Level 2 | Real estate - direct
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 2 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	534	564
Defined benefit pension plans - Switzerland | Level 2 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	87	1,178
Defined benefit pension plans - Switzerland | Level 2 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 2 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	1,086
Defined benefit pension plans - Switzerland | Level 2 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	87	92
Defined benefit pension plans - Switzerland | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,862	1,742
Transfers In	1,378	147
Transfers Out	(2)	(147)
On assets still held at reporting date	111	87
On assets sold during the period	0	0
Purchases, sales, settlements	47	42
Exchange rate gains/(losses) on investments	0	(9)
End of the measurement period	3,396	1,862
Defined benefit pension plans - Switzerland | Level 3 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Real estate
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,146	1,125
Defined benefit pension plans - Switzerland | Level 3 | Real estate - direct
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,146	1,123
Defined benefit pension plans - Switzerland | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	2
Defined benefit pension plans - Switzerland | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,250	737
Defined benefit pension plans - Switzerland | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	692	607
Defined benefit pension plans - Switzerland | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	953	0
Defined benefit pension plans - Switzerland | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	605	130
Defined benefit pension plans - International
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	3,007	2,893
Foreign currency translation impact	208	(35)
End of the measurement period	3,876	3,007
Defined benefit pension plans - International | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,046	1,529
Defined benefit pension plans - International | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,476	1,164
Defined benefit pension plans - International | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	570	365
Defined benefit pension plans - International | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	117	94
Defined benefit pension plans - International | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	444	274
Defined benefit pension plans - International | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	169	267
Defined benefit pension plans - International | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	275	7
Defined benefit pension plans - International | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	108	98
Defined benefit pension plans - International | Level 1
Plan assets measured at fair value on a recurring basis
End of the measurement period	596	550
Defined benefit pension plans - International | Level 1 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	189	335
Defined benefit pension plans - International | Level 1 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	181	0
Defined benefit pension plans - International | Level 1 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	8	335
Defined benefit pension plans - International | Level 1 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 1 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	(23)
Defined benefit pension plans - International | Level 1 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 1 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	(23)
Defined benefit pension plans - International | Level 1 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 2
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,838	2,179
Defined benefit pension plans - International | Level 2 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,590	1,017
Defined benefit pension plans - International | Level 2 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,028	987
Defined benefit pension plans - International | Level 2 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	562	30
Defined benefit pension plans - International | Level 2 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 2 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	386	290
Defined benefit pension plans - International | Level 2 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	111	264
Defined benefit pension plans - International | Level 2 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	275	26
Defined benefit pension plans - International | Level 2 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	108	98
Defined benefit pension plans - International | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	278	194
Transfers In	2	3
Transfers Out	(5)	(1)
On assets still held at reporting date	(13)	7
On assets sold during the period	16	7
Purchases, sales, settlements	133	76
Foreign currency translation impact	31	(8)
End of the measurement period	442	278
Defined benefit pension plans - International | Level 3 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	267	177
Defined benefit pension plans - International | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	267	177
Defined benefit pension plans - International | Level 3 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	117	94
Defined benefit pension plans - International | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	58	7
Defined benefit pension plans - International | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	58	3
Defined benefit pension plans - International | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	4
Defined benefit pension plans - International | Level 3 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	3,007	2,893
Foreign currency translation impact	208	(35)
End of the measurement period	3,876	3,007
Bank | Defined benefit pension plans - International | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,046	1,529
Bank | Defined benefit pension plans - International | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,476	1,164
Bank | Defined benefit pension plans - International | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	570	365
Bank | Defined benefit pension plans - International | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	117	94
Bank | Defined benefit pension plans - International | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	444	274
Bank | Defined benefit pension plans - International | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	169	267
Bank | Defined benefit pension plans - International | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	275	7
Bank | Defined benefit pension plans - International | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	108	98
Bank | Defined benefit pension plans - International | Level 1
Plan assets measured at fair value on a recurring basis
End of the measurement period	596	550
Bank | Defined benefit pension plans - International | Level 1 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	189	335
Bank | Defined benefit pension plans - International | Level 1 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	181	0
Bank | Defined benefit pension plans - International | Level 1 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	8	335
Bank | Defined benefit pension plans - International | Level 1 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 1 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	(23)
Bank | Defined benefit pension plans - International | Level 1 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 1 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	(23)
Bank | Defined benefit pension plans - International | Level 1 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 2
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,838	2,179
Bank | Defined benefit pension plans - International | Level 2 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,590	1,017
Bank | Defined benefit pension plans - International | Level 2 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,028	987
Bank | Defined benefit pension plans - International | Level 2 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	562	30
Bank | Defined benefit pension plans - International | Level 2 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 2 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	386	290
Bank | Defined benefit pension plans - International | Level 2 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	111	264
Bank | Defined benefit pension plans - International | Level 2 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	275	26
Bank | Defined benefit pension plans - International | Level 2 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	108	98
Bank | Defined benefit pension plans - International | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	278	194
Transfers In	2	3
Transfers Out	(4)	(1)
On assets still held at reporting date	(14)	7
On assets sold during the period	16	7
Purchases, sales, settlements	133	76
Foreign currency translation impact	31	(8)
End of the measurement period	442	278
Bank | Defined benefit pension plans - International | Level 3 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	267	177
Bank | Defined benefit pension plans - International | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	177	71
Transfers In	2	1
Transfers Out	0	(1)
On assets still held at reporting date	(13)	5
On assets sold during the period	17	0
Purchases, sales, settlements	65	103
Foreign currency translation impact	19	(2)
End of the measurement period	267	177
Bank | Defined benefit pension plans - International | Level 3 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	94	89
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	9	7
On assets sold during the period	0	0
Purchases, sales, settlements	3	0
Foreign currency translation impact	11	(2)
End of the measurement period	117	94
Bank | Defined benefit pension plans - International | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	7	34
Transfers In	0	2
Transfers Out	(4)	0
On assets still held at reporting date	(10)	(5)
On assets sold during the period	(1)	7
Purchases, sales, settlements	65	(27)
Foreign currency translation impact	1	(4)
End of the measurement period	58	7
Bank | Defined benefit pension plans - International | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period		4
Transfers In		0
Transfers Out		0
On assets still held at reporting date		(1)
On assets sold during the period		0
Purchases, sales, settlements		(3)
Foreign currency translation impact		0
End of the measurement period		0
Bank | Defined benefit pension plans - International | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	3	30
Transfers In	0	2
Transfers Out	0	0
On assets still held at reporting date	(10)	(4)
On assets sold during the period	(1)	3
Purchases, sales, settlements	65	(28)
Foreign currency translation impact	1	0
End of the measurement period	58	3
Bank | Defined benefit pension plans - International | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	4	0
Transfers In	0	0
Transfers Out	(4)	0
On assets still held at reporting date	0	0
On assets sold during the period	0	4
Purchases, sales, settlements	0	4
Foreign currency translation impact	0	(4)
End of the measurement period	0	4
Bank | Defined benefit pension plans - International | Level 3 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0